INCOME TAXES - Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Charged to provision for income taxes	$ 332	$ 1,002
Valuation allowance	$ 1,334	$ 1,002	$ 0